LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of types of insurance contracts [text block]	Insurance contract and participating investment contract liabilities are comprised as follows:

	2017			2016
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	89,157	(563)	88,594	79,793	(671)	79,122
Participating investment contracts	13,673	–	13,673	13,984	–	13,984
	102,830	(563)	102,267	93,777	(671)	93,106
Non-life insurance contracts (see (2) below):
Unearned premiums	358	(13)	345	404	(14)	390
Claims outstanding	225	–	225	209	–	209
	583	(13)	570	613	(14)	599
Total	103,413	(576)	102,837	94,390	(685)	93,705
1	Reinsurance balances are reported within other assets (note 27).

Disclosure of insurance premium revenue [text block]

NOTE 8: INSURANCE PREMIUM INCOME

	2017 £m	2016 £m	2015 £m
Life insurance
Gross premiums:
Life and pensions	6,273	5,613	3,613
Annuities	1,082	1,685	430
	7,355	7,298	4,043
Ceded reinsurance premiums	(168)	(88)	(122)
Net earned premiums	7,187	7,210	3,921
Non-life insurance
Net earned premiums	743	858	871
Total net earned premiums	7,930	8,068	4,792

Premium income in 2015 was reduced by a charge of £1,959 million relating to the recapture by a third party insurer of a portfolio of policies previously reassured with the Group.

Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Life Insurance and Participating Contract Liabilities [text block]	The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

		Participating
	Insurance	investment
	contracts	contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2016	66,122	13,460	79,582	(629)	78,953
New business	4,422	28	4,450	(5)	4,445
Changes in existing business	9,214	496	9,710	(37)	9,673
Change in liabilities charged to the income statement (note 10)	13,636	524	14,160	(42)	14,118
Exchange and other adjustments	35	–	35	–	35
At 31 December 2016	79,793	13,984	93,777	(671)	93,106
New business	4,154	43	4,197	(21)	4,176
Changes in existing business	5,224	(354)	4,870	129	4,999
Change in liabilities charged to the income statement (note 10)	9,378	(311)	9,067	108	9,175
Exchange and other adjustments	(14)	–	(14)	–	(14)
At 31 December 2017	89,157	13,673	102,830	(563)	102,267

Disclosure of Liabilities for Insurance Contracts and Participating Investment Contracts [text block]	Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2017			2016
	With-profit	Non-profit		With-profit	Non-profit
	fund	fund	Total	fund	fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	8,946	80,211	89,157	9,147	70,646	79,793
Participating investment contracts	8,481	5,192	13,673	8,860	5,124	13,984
Total	17,427	85,403	102,830	18,007	75,770	93,777

Unearned premiums [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of insurance premium revenue [text block]	The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2017	2016
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	404	461
Increase in the year	724	827
Release in the year	(770)	(884)
Change in provision for unearned premiums charged to income statement	(46)	(57)
Gross provision at 31 December	358	404
Reinsurers’ share	(13)	(14)
Net provision at 31 December	345	390

Claims outstanding [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Insurance Claims Outstanding [text block]	These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2017	2016
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	209	251
Cash paid for claims settled in the year	(321)	(408)
Increase/(decrease) in liabilities charged to the income statement [1]	337	366
	16	(42)
Gross claims outstanding at 31 December	225	209
Reinsurers’ share	–	–
Net claims outstanding at 31 December	225	209
Notified claims	174	122
Incurred but not reported	51	87
Net claims outstanding at 31 December	225	209
1	Of which an increase of £350 million (2016: £363 million) was in respect of current year claims and a decrease of £13 million (2016: an increase of £3 million) was in respect of prior year claims.